Leases	3 Months Ended
Mar. 31, 2022
Leases Disclosure [Abstract]
LEASES

10. LEASES

All long-term leases identified by the Company are classified as operating leases. Lease expenses related to long-term leases were $620 for the three months ended March 31, 2022. Short-term lease expense, variable lease expense and sublease income were not material for the three months ended March 31, 2022. The right-of-use assets and lease liabilities were $8,722 and $8,977, respectively, and were included in other assets and other liabilities, respectively, on the March 31, 2022 consolidated balance sheet.

Maturities of the Company’s long-term operating lease liabilities were as follows:

March 31, 2022
Remainder of 2022	$1,733
2023	2,870
2024	2,683
2025	2,496
2026	1,268
Thereafter	1,672
Total lease payments	12,722
Less: imputed interest	3,745
Lease liabilities	$8,977
Weighted-average remaining lease term (years)	4.8
Weighted-average discount rate	14.3%